Fair Value Accounting - Schedule of Fair Value Assumption Used (Details)	Jun. 06, 2018 $ / shares
Stock price	$ 10.185
Correlation	0.50%
Weighted average cost of capital	16.50%
Expected Volatility [Member]
Fair value assumptions, measurement input, percentages	46.90%
Expected Volatility [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages	36.67%
Expected Volatility [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages	46.88%
Interest Rate [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages	1.96%
Interest Rate [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages	2.14%